                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2004
                                               --------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
Address:  100 South Bedford Road, Suite 110
          Mt. Kisco, NY 10549


Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Sachs
Title:  Managing Member
Phone:  (914) 244-4100

Signature, Place, and Date of Signing:


/s/ David Sachs                   Mt. Kisco, New York           May 11 , 2004
---------------------------       -------------------           -------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0
                                                 -----------

Form 13F Information Table Entry Total:             44
                                                 -----------

Form 13F Information Table Value Total:           $ 227,361
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None


                                                          MARKET
                                                          VALUE   SHARES/          PUT    INVESTMENT MANAGERS
NAME OF ISSUER                  TITLE OF CLASS  CUSIP     *1000   PRN AMT  SH/PRN  /CALL  DISCRETION            SOLE   SHARED  NONE
AMER INTERNATIONAL GROUP INC    COMMON STOCK    026874107   9276   130000  SH             SOLE                  122400          7600
ARAMARK CORP-CL B               COMMON STOCK    038521100   6096   222400  SH             SOLE                  210400         12000
BIOGEN IDEC INC                 COMMON STOCK    09062X103   5560   100000  SH             SOLE                   94500          5500
BOSTON COMMUNICATIONS GROUP     COMMON STOCK    100582105    119    10000  SH             SOLE                                 10000
CLEAR CHANNEL COMMUNICATIONS    COMMON STOCK    184502102   2329    55000  SH             SOLE                   53400          1600
COMCAST CORPORATION             COMMON STOCK    20030N200  10305   370000  SH             SOLE                  349700         20300
DST SYSTEMS INC-DEL             COMMON STOCK    233326107  10385   229000  SH             SOLE                  216400         12600
***DIAGEO PLC-SPONSORED ADR     COMMON STOCK    25243Q205  11158   211000  SH             SOLE                  198600         12400
ENSCO INTERNATIONAL INC         COMMON STOCK    26874Q100   6490   230400  SH             SOLE                  217400         13000
FOOT LOCKER INC                 COMMON STOCK    344849104   8024   311000  SH             SOLE                  297000         14000
GENERAL ELECTRIC CO             COMMON STOCK    369604103   3052   100000  SH             SOLE                   94500          5500
GOODYEAR TIRE & RUBBER CO       COMMON STOCK    382550101   4683   548400  SH             SOLE                  518200         30200
HARRAHS ENTERTAINMENT INC       COMMON STOCK    413619107   6570   119700  SH             SOLE                  116900          2800
INFORMATION HOLDINGS INC        COMMON STOCK    456727106   3208   155600  SH             SOLE                  149700          5900
INTERACTIVECORP                 COMMON STOCK    45840Q101   2628    83100  SH             SOLE                   83100
**ISHARES INC                   COMMON STOCK    464286871   2120   200000  SH             SOLE                  192000          8000
KROGER CO                       COMMON STOCK    501044101   1464    88000  SH             SOLE                   88000
L-3 COMMUNICATIONS HOLDINGS     COMMON STOCK    502424104   7661   128800  SH             SOLE                  124400          4400
LIBERTE INVESTORS INC           COMMON STOCK    530154103   5599   683600  SH             SOLE                  651300         32300
LIBERTY MEDIA CORP SER A NEW    COMMON STOCK    530718105   7494   684377  SH             SOLE                  657298         27079
LOUDEYE CORPORATION             COMMON STOCK    545754103     92    50000  SH             SOLE                                 50000
LOWES CO INC                    COMMON STOCK    548661107   4019    71600  SH             SOLE                   71600
NTL INC DEL                     COMMON STOCK    62940M104    790    13277  SH             SOLE                   13277
NATIONAL MEDICAL HEALTH CARD    COMMON STOCK    636918302    407    16000  SH             SOLE                                 16000
NEWELL RUBBERMAID INC           COMMON STOCK    651229106   5452   235000  SH             SOLE                  226600          8400
PMI GROUP INC                   COMMON STOCK    69344M101   7700   206100  SH             SOLE                  195500         10600
PAXAR CORP                      COMMON STOCK    704227107   6155   417300  SH             SOLE                  394600         22700
QWEST COMMUNICATIONS            COMMON STOCK    749121109   3233   750000  SH             SOLE                  708800         41200
REWARDS NETWORK INC             COMMON STOCK    761557107   2800   280000  SH             SOLE                  263500         16500
SILGAN HOLDINGS INC             COMMON STOCK    827048109   6023   131700  SH             SOLE                  126200          5500
***SKILLSOFT PLC                COMMON STOCK    830928107    306    24000  SH             SOLE                   24000
***SONY CORP-ADR NEW            COMMON STOCK    835699307   7317   175000  SH             SOLE                  168000          7000
***STET HELLAS TELECOMM.        COMMON STOCK    859823106   4770   233816  SH             SOLE                  221116         12700
TIME WARNER INC                 COMMON STOCK    887317105   9738   577600  SH             SOLE                  545200         32400
***TYCO INTERNATIONAL LTD       COMMON STOCK    902124106  15070   526000  SH             SOLE                  503600         22400
UNITEDGLOBALCOM                 COMMON STOCK    913247508   5179   610000  SH             SOLE                  576472         33528
***VIVENDI UNIVERSAL            COMMON STOCK    92851S204    743    28000  SH             SOLE                   26000          2000
***WPP GROUP PLC-SPONSORED ADR  COMMON STOCK    929309300   2861    56200  SH             SOLE                   54300          1900



XEROX CORP                     COMMON STOCK    984121103    9704    666000  SH            SOLE                  640000         26000
YAHOO INC                      COMMON STOCK    984332106    1525     31456  SH            SOLE                   31456
ZENITH NATIONAL INSURANCE CORP COMMON STOCK    989390109    3740     95400  SH            SOLE                   91100          4300
***TRANSOCEAN INC              COMMON STOCK    G90078109    3347    120000  SH            SOLE                  115200          4800
GOODYEAR TIRE & RUBBER CO      PUT             382550951    3630    425000  SH      PUT   SOLE                  409700         15300
GOODYEAR TIRE & RUBBER CO      CALL            382550901    8541    100000  SH      CALL  SOLE                   96400          3600


                                                          227361                          No. of Other Managers        0
